Income Taxes Expense (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax liabilities	$ 0
(Loss) income before income taxes	$ (2,575,104)		$ 586,289	$ (13,760,309)
Hong Kong
Income Taxes Expense
Maximum profits, tier one income tax rate		$ 2
Income tax rate, tier one	8.25%	8.25%
Income tax rate, tier two	16.50%	16.50%
(Loss) income before income taxes	$ 1,720,901		3,227,007	8,228,582
PRC
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%
Preferential tax rate period	3 years	3 years			3 years
(Loss) income before income taxes	$ (1,557,411)		$ 6,671,262	15,109,493
PRC | Chu Le of WFOE | High and New Technology Enterprises
Income Taxes Expense
Preferential income tax rate (in percent)	15.00%	15.00%	15.00%
Cayman
Income Taxes Expense
(Loss) income before income taxes	$ (2,086,947)		$ (5,831,156)	(12,251,655)
U.S.
Income Taxes Expense
Statutory income tax rate (in percent)	21.00%	21.00%
(Loss) income before income taxes	$ (651,647)		$ (3,480,824)	$ (24,846,729)